Schedule of expectations to recover the credits (Details) - Unused tax losses [member] R$ in Thousands	Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
2022	R$ 103,847
2023	79,581
2024	36,448
2025
Total	R$ 219,876